RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Balances And Transactions
Schedule of Commercial Transactions with Related Parties

		Year Ended December 31,
		2019	2020	2021	2021
		CNY	CNY	CNY	US$
	Notes	(As adjusted)	(As adjusted)

Interest income received from Feishang Enterprise(a)	(i)	6,792	6,792	3,396	534

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	(ii)	1,506	1,368	1,343	211
Feishang Management's share of office rental to Feishang Enterprise(a)	(iii)	166	166	166	26
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	(iv)	90	90	90	14

Schedule of Group Balances with Related Parties

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Current:
Receivables from related companies:
Xizang Xingwang Investment Co., Ltd. (“Xizang Xingwang”)(d,iv)	44,668	—	—
Feishang Enterprise(a,v)	79,225	—	—
	123,893	—	—

Payable to related companies:
Feishang Enterprise(a,i)	6,646	3,019	475
Anka Capital Limited (“Anka Capital”)(b,iii)	2,780	2,691	423
Qianhai Industrial(c,vi)	70,033	—	—
	79,459	5,710	898

Payable to the Shareholder:
Feishang Group(a,ii)	7,149	14,050	2,211
	7,149	14,050	2,211

Dividend payables to related companies:
Qianhai Industrial(c,vii)	—	5,048	794
	—	5,048	794

Lease liabilities to related parties:
Anka(b)	1,092	372	59
	1,092	372	59

Schedule of Compensation of Key Management Personnel of Group

	Year Ended December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)
Wages, salaries and allowances	1,386	1,154	182
Housing subsidies	17	17	3
Contribution to pension plans	79	68	11

Total Compensation of key management personnel	1,482	1,239	196